UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Institutional Investment Manager Filing this Report:

Name:                    Cohen, Klingenstein & Marks Incorporated
Address:                 2112 Broadway
                         Suite 417
                         New York, NY  10023

13F File Number:         801-17119

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            George M. Cohen
Title:           Princial
Phone:           212-799-4880
Signature, Place, and Date of Signing:

George M. Cohen              New York, New York    April 15, 2000

Report Type (Check only one.):

[ X]             13F Holdings Report

[  ]             13F Notice

[  ]             13F Combination Report

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:        97,971

Form 13F Information Table Value Total:     $3,780,630

                         Form 13F Information Table
                                    Value    Shares/ Investment       Voting
 Name of Issuer  Title of  Cusip   (x$1000)          Discretion      Authority


Abbott Labs        com   002824100106,108,223,015,509  sole            sole
Abgenix            com   00339B107   477,913    3,460  sole            sole
Adaptec Inc.       com   00651F108   359,213    9,300  sole            sole
ADC Telecomm.      com   000886101   557,068   10,340  sole            sole
Adobe Systems Inc  com   00724F101   712,400    6,400  sole            sole
Advanced Micro De  com   007903107   457,927    8,025  sole            sole
Affymetrix Inc.    com   00826T108   512,109    3,450  sole            sole
Alkermes           com   01642T108   370,000    4,000  sole            sole
Allstate Corp.     com   020002101   754,856   31,700  sole            sole
ALLTEL Corp.       com   020039103101,573,491,605,905  sole            sole
Amerada Hess Corp  com   023551104   333,336    5,158  sole            sole
America Online     com   02364J104   252,216    3,740  sole            sole
American Express   com   025816109 3,365,988   22,600  sole            sole
American Home Pro  com   026609107107,320,581,996,662  sole            sole
American Int'l Gr  com   02687410715,660,197  143,016  sole            sole
Americredit Corp.  com   03060R101   450,225   27,600  sole            sole
Amgen Inc.         com   031162100145,731,192,374,439  sole            sole
AT&T Corp.         com   001957109 1,527,758   27,130  sole            sole
AT&T Lbty Media A  com   001957208 1,522,908   25,676  sole            sole
Aurora Bioscience  com   051920106   219,908    5,380  sole            sole
Autonation Inc.    com   05329W102   198,438   25,000  sole            sole
Avant Immuno. Inc  com   053491106   318,250   33,500  sole            sole
Avon Products Inc  com   054303102103,907,813,552,404  sole            sole
Bank of Amer. Cor  com   060505104 2,932,829   55,930  sole            sole
Banta Corp.        com   066821109   248,063   13,500  sole            sole
Bea Systems        com   073325102   419,705    5,720  sole            sole
Becton, Dickinson  com   07588710996,645,4443,672,986  sole            sole
Bed, Bath & Beyon  com   075896100133,305,203,385,529  sole            sole
Berkshire Hathawa  com   084670207 1,250,340      687  sole            sole
Biogen Inc.        com   090597105   234,780    3,360  sole            sole
BMC Software       com   055921100106,793,822,162,913  sole            sole
Boston Scientific  com   101137107100,988,214,738,450  sole            sole
BP Amoco PLC       com   055622104   281,799    5,292  sole            sole
Bristol-Myers Squ  com   110122108106,688,501,839,457  sole            sole
Burlington N Sant  com   12189T104   573,300   25,200  sole            sole
Capital One Finan  com   14040H105   426,644    8,900  sole            sole
Catalytica         com   148885106   553,375   38,000  sole            sole
Cisco Systems Inc  com   17275R102   776,218   10,040  sole            sole
Clear Channel Com  com   184502102   400,563    5,800  sole            sole
CMG Investments    com   125750109   339,938    3,000  sole            sole
CNET Inc.          com   125945105   328,455    6,480  sole            sole
Coca-Cola Co.      com   191216100100,083,932,132,281  sole            sole
Cognex Corp.       com   192422103   431,503    7,480  sole            sole
Comcast Cl A SPL   com   200300200 1,327,709   30,610  sole            sole
Comcast Corp. Cl   com   200300101   293,288    7,110  sole            sole
Computer Assoc. I  com   204912109114,598,741,936,198  sole            sole
Computer Sciences  com   205363104   242,123    3,060  sole            sole
Compuware Corp     com   20563810990,041,2404,274,955  sole            sole
Conseco, Inc.      com   20846410782,831,9427,242,137  sole            sole
Corn Products Int  com   219023108   397,031   16,500  sole            sole
Delta and Pine La  com   247357106   702,152   35,552  sole            sole
Dollar General     com   256669102113,808,314,234,728  sole            sole
Donnelley (R.R.)   com   257867101   670,000   32,000  sole            sole
Eclipsys Corp.     com   278856109   213,125   11,000  sole            sole
Electronic Arts    com   285512109   242,038    3,400  sole            sole
Eli Lilly          com   532457108 4,070,625   65,000  sole            sole
EMC Corp.          com   268648102156,736,441,243,940  sole            sole
Expeditors Intl.   com   302130109   612,150   15,400  sole            sole
Extended Stay Ame  com   30224P101   397,500   53,000  sole            sole
Fannie Mae         com   313586109113,619,412,008,741  sole            sole
Federated Dept. S  com   31410H101   490,100   11,600  sole            sole
Finova Group       com   317928109   228,650   13,600  sole            sole
Fox Entertainment  com   35138T107   473,013   15,800  sole            sole
Franklin Resource  com   354613101104,058,503,112,030  sole            sole
Fritz Cos Inc.     com   358846103   430,313   42,500  sole            sole
Gannett Co. Inc.   com   364730101 2,653,138   37,700  sole            sole
Gap Inc.           com   364760108122,391,102,457,036  sole            sole
Gateway Inc.       com   367833100   498,641    9,400  sole            sole
General Electric   com   369604103 1,995,891   12,825  sole            sole
Gilat Satellite    com   2369464     304,850    2,600  sole            sole
Gilead Sciences I  com   375558103   237,656    3,750  sole            sole
Glaxo Wellcome AD  com   37733W105 4,074,919   71,100  sole            sole
Guidant Corp       com   401698105   306,150    5,200  sole            sole
Healthsouth        com   421924101   312,813   55,000  sole            sole
HNC Software Inc.  com   40425P107   356,709    4,950  sole            sole
Immunex Corp.      com   452528102   437,719    6,900  sole            sole
IMS Health Inc.    com   449934108   299,794   17,700  sole            sole
Incyte Pharm.      com   45337c102   375,981    4,300  sole            sole
Infocure           com   45665A108   403,100   23,200  sole            sole
Intel Corp.        com   458140100156,021,761,182,543  sole            sole
Intermedia Comm.   com   458801107   343,985    7,120  sole            sole
Jabil Circuit Inc  com   466313103   470,560   10,880  sole            sole
JDS Uniphase Corp  com   46612j101   776,423    6,440  sole            sole
JLK Direct Dist.   com   46621C105    95,813   10,500  sole            sole
Johnson & Johnson  com   478160104 1,180,200   16,800  sole            sole
Kansas City So. I  com   485170104 3,300,000   38,400  sole            sole
Kohls Corp.        com   500255104   284,438    2,775  sole            sole
LAM Research Corp  com   512807108   243,338    5,400  sole            sole
Legato Systems In  com   524651106   390,915    8,760  sole            sole
Lincare Holdings   com   532791100   478,403   16,860  sole            sole
Maxim Integrated   com   57772K101   284,250    4,000  sole            sole
MBNA Corp.         com   55262L100100,004,563,921,748  sole            sole
McDonald's Corp.   com   580135101106,983,502,862,435  sole            sole
MCI Worldcom Inc.  com   55268B106107,625,172,375,176  sole            sole
McKessonHBOC       com   58155Q103107,350,295,111,919  sole            sole
Memberworks Inc.   com   586002107   308,963    7,700  sole            sole
Merck & Co.        com   589331107106,051,281,707,063  sole            sole
Mercury Interacti  com   589405109   530,975    6,700  sole            sole
Mid Atlantic Medi  com   59523C107   368,150   39,800  sole            sole
Monsanto Company   com   61166210759,247,5061,150,437  sole            sole
Mutual Risk Mgmt.  com   628351108   520,000   26,000  sole            sole
National Computer  com   63519101    416,150    8,200  sole            sole
Network Appliance  com   64120L104   926,800   11,200  sole            sole
Neurocrine Biosc.  com   64125C109   279,000   12,000  sole            sole
Nextlink Comm.     com   65333h707   816,338    6,600  sole            sole
Nordstrom Inc.     com   655664100 1,085,541   36,798  sole            sole
Oracle Corp.       com   68389X105 1,182,452   15,148  sole            sole
Parametric Tech.   com   699173100110,194,895,231,805  sole            sole
PepsiCo Inc.       com   713448108 3,874,613  111,100  sole            sole
Pharmacia & Upjoh  com   71694110972,305,8881,215,225  sole            sole
Philip Morris      com   718154107   551,363   26,100  sole            sole
Pogo Producing     com   730448107 1,156,296   40,483  sole            sole
Primedia Inc.      com   74157k101   480,000   15,000  sole            sole
Providian Financi  com   74406A102110,838,001,279,515  sole            sole
Psinet Inc.        com   74437C101   326,550    9,600  sole            sole
QRS Corp.          com   74726x105   361,200    4,800  sole            sole
QuadraMed Corp.    com   74730W101   431,250   75,000  sole            sole
Qualcomm Inc.      com   747525103   749,549    5,020  sole            sole
Quintile Trans.    com   748767100   240,837   14,115  sole            sole
Rational Software  com   75409P202   550,800    7,200  sole            sole
Safeguard Scienti  com   786449108 1,444,032   20,928  sole            sole
SBC Communication  com   78387G103   321,961    7,643  sole            sole
Scientific-Atlant  com   808655104   657,800   10,400  sole            sole
Sealed Air Corp.   com   81211K100 1,976,975   36,400  sole            sole
Shared Medical Sy  com   819486101   427,969    8,250  sole            sole
Sprint PCS Grp.    com   852061506 2,316,080   35,360  sole            sole
Storage Technolog  com   862111200   215,156   13,500  sole            sole
Stryker Corp.      com   863667101   237,150    3,400  sole            sole
Sunrise Assist. L  com   86768K106   361,725   27,300  sole            sole
Sylvan Learning S  com   871399101   398,597   25,010  sole            sole
Tandy Corp.        com   875382103108,858,752,145,000  sole            sole
Telefonos Mexico   com   879403780   652,925    9,800  sole            sole
Telephone & Data   com   879433100   555,000    5,000  sole            sole
Tellabs Inc.       com   879664100106,627,311,692,917  sole            sole
Time Warner Inc.   com   887315109 1,325,000   13,250  sole            sole
Tricon Global Res  com   895953107   291,056    9,370  sole            sole
U.S. Bancorp       com   902973106103,601,424,736,065  sole            sole
Univisions Comm.   com   914906102   648,620    5,740  sole            sole
Vertex Pharma.     com   92532F100   313,644    6,700  sole            sole
Vitesse Semicon.   com   928497106   808,500    8,400  sole            sole
Walt Disney Co.    com   25468710610,688,535  259,116  sole            sole
Washington Post '  com   939640108 2,677,950    4,950  sole            sole
Waters Corp.       com   941848103   640,080    6,720  sole            sole
Wellpoint Health   com   94973H108   408,769    5,850  sole            sole
Western Digital    com   958102105    89,250   12,000  sole            sole
Xerox Corp.        com   984121103104,698,024,026,847  sole            sole
Xilinx Inc.        com   983919101   751,938    9,080  sole            sole